Other Income (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Interest income	$ 14,375	$ 9,386
Foreign exchange gains, net	49,290	1,160
Others	19,232	5,244
Total	$ 82,896	$ 15,791